Janus Investment Fund

Janus Henderson Adaptive Global Allocation Fund

Janus Henderson Global Allocation Fund – Conservative

Janus Henderson Global Allocation Fund – Moderate

Janus Henderson Global Allocation Fund – Growth

(each, a “Fund” and together, the “Funds”)

Supplement dated May 28, 2020

to Currently Effective Prospectuses

Effective on or about June 1, 2020, the prospectuses for Janus Henderson Adaptive Global Allocation Fund are amended as follows:

1.	Under “Management” in the Fund Summary section of the Fund’s prospectuses, the following paragraph replaces the corresponding paragraph in its entirety:

Portfolio Manager: Ashwin Alankar, Ph.D., is Executive Vice President and Portfolio Manager of the Fund, which he has managed or co-managed since June 2015.

2.	Under “Investment Personnel” in the Management of the Funds section of the Fund’s prospectuses, the following information replaces the corresponding information in its entirety:

Janus Henderson Adaptive Global Allocation Fund

Ashwin Alankar, Ph.D., is Head of Global Asset Allocation of Janus Henderson Investors. He is Executive Vice President and Portfolio Manager of Janus Henderson Adaptive Global Allocation Fund, which he has managed or co-managed since June 2015. Mr. Alankar is also Portfolio Manager of other Janus Henderson accounts. Prior to joining Janus Capital in August 2014, Mr. Alankar was Co-Chief Investment Officer of AllianceBernstein’s Tail Risk Parity products and a senior portfolio manager of the firm’s systematic multi-asset class alternative investment efforts from 2010 to 2014. Mr. Alankar holds a Bachelor of Science degree in Mathematics and Chemical Engineering and a Master of Science degree in Chemical Engineering from the Massachusetts Institute of Technology, and a Ph.D. in Finance from the University of California at Berkeley’s Haas School of Business.

Effective on or about June 1, 2020, the prospectuses for Janus Henderson Global Allocation Fund – Conservative, Janus Henderson Global Allocation Fund – Moderate, and Janus Henderson Global Allocation Fund – Growth are amended as follows:

1.	Under “Management” in the Fund Summary section of the Funds’ prospectuses, the following paragraph replaces the corresponding paragraph in its entirety:

Portfolio Manager: Ashwin Alankar, Ph.D., is Executive Vice President and Portfolio Manager of the Fund, which he has managed or co-managed since September 2014.

2.	Under “Investment Personnel” in the Management of the Funds section of the Funds’ prospectuses, the following information replaces the corresponding information in its entirety:

Janus Henderson Global Allocation Fund – Conservative

Janus Henderson Global Allocation Fund – Moderate

Janus Henderson Global Allocation Fund – Growth

Ashwin Alankar, Ph.D., is Head of Global Asset Allocation of Janus Henderson Investors. He is Executive Vice President and Portfolio Manager of Janus Henderson Global Allocation Fund – Conservative, Janus Henderson Global Allocation Fund – Moderate, and Janus Henderson Global Allocation Fund – Growth, which he has managed or co-managed since September 2014. Mr. Alankar is also Portfolio Manager of other Janus Henderson accounts. He joined Janus Capital in August 2014. Prior to joining Janus Capital, Mr. Alankar was Co-Chief Investment Officer of AllianceBernstein’s Tail Risk Parity products and a senior portfolio manager of the firm’s systematic multi-asset class alternative investment efforts from 2010 to 2014. Mr. Alankar holds a Bachelor of Science degree in Mathematics and Chemical Engineering and a Master of Science degree in Chemical Engineering from the Massachusetts Institute of Technology, and a Ph.D. in Finance from the University of California at Berkeley’s Haas School of Business.

Effective on or about June 1, 2020, all references to Ed Parcell are deleted from the Funds’ prospectuses.

Please retain this Supplement with your records.

Janus Investment Fund

Janus Henderson Adaptive Global Allocation Fund

Janus Henderson Global Allocation Fund – Conservative

Janus Henderson Global Allocation Fund – Moderate

Janus Henderson Global Allocation Fund – Growth

(each, a “Fund” and together, the “Funds”)

Supplement dated May 28, 2020

to Currently Effective Statements of Additional Information

Effective on or about June 1, 2020, the statement of additional information (the “SAI”) for Janus Henderson Adaptive Global Allocation Fund is amended as follows:

1.	Under “Janus Henderson Investment Personnel – Material Conflicts” in the Trustees and Officers section of the Fund’s SAI, the following replaces the fifth paragraph in its entirety:

Janus Capital is the adviser to the Funds and the Janus Capital “funds of funds,” which are funds that invest primarily in other Janus Henderson funds. Because Janus Capital is the adviser to the Janus Capital “funds of funds” and the Funds, it is subject to certain potential conflicts of interest when allocating the assets of a Janus Capital “fund of funds” among such Funds. For example, the Janus Capital “funds of funds” investments have been and may continue to be a significant portion of the investments in other Janus Henderson funds, allowing Janus Capital the opportunity to recoup expenses it previously waived or reimbursed for a Fund, or to reduce the amount of seed capital investment needed by Janus Capital for the Janus Henderson funds. In addition, the Janus Capital “funds of funds” portfolio manager, Ashwin Alankar, who also serves as Head of Global Asset Allocation of Janus Henderson Investors, has regular and continuous access to information regarding the holdings and trade details of the Funds, as well as knowledge of, and potential impact on, investment strategies and techniques of the Funds. Mr. Alankar may also be subject to conflicts of interest in allocating the Janus Capital “funds of funds” assets among the Funds and other investments since he serves as portfolio manager of Janus Henderson Adaptive Global Allocation Fund, which is an eligible investment for the Janus Capital “funds of funds.”

Effective on or about June 1, 2020, the SAI for Janus Henderson Global Allocation Fund – Conservative, Janus Henderson Global Allocation Fund – Moderate, and Janus Henderson Global Allocation Fund – Growth is amended as follows:

1.	Under “Janus Henderson Investment Personnel – Material Conflicts” in the Trustees and Officers section of the Funds’ SAI, the following replaces the fifth paragraph in its entirety:

Because Janus Capital is the adviser to the Funds and the underlying funds, it is subject to certain potential conflicts of interest when allocating the assets of the Funds among such underlying funds. For example, the Janus Capital “funds of funds” investments have been and may continue to be a significant portion of the investments in other Janus Henderson funds, allowing Janus Capital the opportunity to recoup expenses it previously waived or reimbursed for a fund, or to reduce the amount of seed capital investment needed by Janus Capital for the Janus Henderson funds. In addition, Ashwin Alankar, who also serves as Head of Global Asset Allocation of Janus Henderson Investors, has regular and continuous access to information regarding the holdings and trade details of the underlying funds, as well as knowledge of, and potential impact on, investment strategies and techniques of the underlying funds. Mr. Alankar may also be subject to conflicts of interest in allocating the Funds’ assets among the underlying funds since he serves as portfolio manager of Janus Henderson Adaptive Global Allocation Fund, which is an eligible investment for the Funds.

Effective on or about June 1, 2020, all references to Ed Parcell are deleted from the Funds’ SAIs.

Please retain this Supplement with your records.